Supplemental information on oil and gas producing activities (unaudited) - Capitalized costs relating to oil and gas exploration and production activities (Details) - COP ($) $ in Billions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Supplemental information on oil and gas producing activities (unaudited)
Natural and environmental properties	$ 113,499	$ 109,005	$ 96,856
Wells, equipment, and facilities - property, plant, and equipment	47,638	42,387	35,897
Exploration and production projects	20,069	19,489	17,373
Accumulated depreciation, depletion, and amortization	(105,722)	(96,990)	(84,413)
Net capitalized cost	$ 75,484	$ 73,891	$ 65,713